UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments

Corporate Bonds & Notes — 84.1%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.4%
Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$690	$759,000
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	770	835,450
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	80	86,400
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	2,230	2,469,725

		$4,150,575

Automotive & Auto Parts — 2.3%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,132	$1,228,220
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,072	3,452,160
Chrysler Group, LLC, 8.25%, 6/15/21	1,815	1,948,856
Continental Rubber of America Corp., Sr. Notes, 4.50%, 9/15/19(1)	2,920	2,990,080
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,757,887
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,618,200
General Motors Financial Co., Inc., Sr. Notes, 4.75%, 8/15/17(1)	1,575	1,613,581
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	1,375	1,525,538
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	1,005	1,018,819
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,952,922
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	1,345	1,390,394

		$21,496,657

Banks and Thrifts — 1.7%
Ally Financial, Inc., Sr. Notes, 0.00%, 6/15/15	$1,710	$1,547,550
Ally Financial, Inc., Sr. Notes, 2.618%, 12/1/14(2)	720	711,891
Ally Financial, Inc., Sr. Notes, 4.625%, 6/26/15	3,610	3,752,386
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	1,200	1,270,583
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	4,075	4,488,865
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	3,955	4,726,225

		$16,497,500

Broadcasting — 0.4%
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	$1,100	$1,251,250
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	945	1,070,213
Starz, LLC/Starz Finance Corp., Sr. Notes, 5.00%, 9/15/19(1)	1,475	1,515,562

		$3,837,025

Security	Principal Amount (000’s omitted)	Value

Building Materials — 1.1%
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	$815	$898,538
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,374,106
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	2,930	3,168,063
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21(1)	2,240	2,408,000
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	765	826,200
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	1,815	2,021,456

		$10,696,363

Cable / Satellite TV — 2.3%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$790	$881,838
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 5.25%, 9/30/22	4,185	4,226,850
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	420	453,600
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	1,180	1,280,300
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	125	141,250
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes, 6.375%, 9/15/20(1)	1,735	1,765,362
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	7,520	8,403,600
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	187,850
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	2,015,625
Virgin Media Finance PLC, Sr. Notes, 4.875%, 2/15/22	1,935	1,964,025

		$21,320,300

Capital Goods — 1.2%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,031	$1,046,465
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,121,200
Belden, Inc., Sr. Sub. Notes, 5.50%, 9/1/22(1)	1,050	1,073,625
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	1,910	2,072,350
General Cable Corp., Sr. Notes, 5.75%, 10/1/22(1)	1,695	1,733,137
Manitowoc Co., Inc. (The), Sr. Notes, 5.875%, 10/15/22	1,455	1,462,275
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	1,015	1,083,513

		$11,592,565

Chemicals — 3.0%
Ashland, Inc., Sr. Notes, 4.75%, 8/15/22(1)	$745	$763,625
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	960	1,070,400
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	805	881,475
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	1,855	1,952,388
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	3,690	3,888,337

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals (continued)
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	$905	$936,675
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	4,740	5,154,750
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	4,125	4,795,312
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,781,063
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	579,138
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	660	716,100
Rockwood Specialties Group, Inc., Sr. Notes, 4.625%, 10/15/20	2,825	2,920,344
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	515	561,350
Tronox Finance, LLC, Sr. Notes, 6.375%, 8/15/20(1)	2,345	2,347,931

		$28,348,888

Consumer Products — 1.4%
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20(1)	$765	$818,550
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	2,745	2,817,056
Radio Systems Corp., Sr. Notes, 8.375%, 11/1/19(1)	1,365	1,395,713
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,769,150
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	550	596,063
Serta Simmons Holdings, LLC, Sr. Notes, 8.125%, 10/1/20(1)	1,750	1,774,062
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	1,015	1,152,025
Wolverine World Wide, Inc., Sr. Notes, 6.125%, 10/15/20(1)	900	941,625

		$13,264,244

Containers — 1.8%
Ball Corp., Sr. Notes, 5.00%, 3/15/22	$1,165	$1,234,900
BOE Merger Corp., Sr. Notes, 9.50%, 11/1/17(1)(3)	1,400	1,403,500
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	550	613,250
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	3,905	4,168,587
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	2,290	2,450,300
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	1,145	1,248,050
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19	815	829,263
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	1,850	1,947,125
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,595	2,867,475

		$16,762,450

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 2.6%
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	$1,155	$1,231,519
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	2,105	2,252,179
CIT Group, Inc., Sr. Notes, 5.00%, 8/15/22	455	473,298
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	605	645,838
CIT Group, Inc., Sr. Notes, 5.375%, 5/15/20	230	246,675
CIT Group, Inc., Sr. Notes, 5.50%, 2/15/19(1)	1,020	1,092,675
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	3,740	4,254,250
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	1,735	1,877,367
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,848,656
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	1,815	2,202,956
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,442,360
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	4,090	4,314,950
Nuveen Investments, Inc., Sr. Notes, 9.50%, 10/15/20(1)	2,855	2,890,687

		$24,773,410

Diversified Media — 3.1%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$4,135	$4,186,687
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	3,090	3,012,750
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	1,515	1,628,625
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20	445	421,638
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,776,300
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,080	297,000
Logo Merger Sub Corp., Sr. Notes, 8.375%, 10/15/20(1)	1,845	1,881,900
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	2,755	3,016,725
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	1,215	1,287,900
Nielsen Finance, LLC, Sr. Notes, 4.50%, 10/1/20(1)	2,825	2,825,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	78	88,140
WMG Acquisition Corp., Sr. Notes, 6.00%, 1/15/21(1)	1,140	1,148,550
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,307,687
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	600	662,250
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	3,710	4,201,575

		$29,742,727

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy — 13.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$2,405	$2,597,400
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	3,005	3,279,206
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,329,300
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,301,400
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	3,185	3,336,287
Bristow Group, Inc., Sr. Notes, 6.25%, 10/15/22	1,775	1,863,750
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	820,875
Chesapeake Energy Corp., Sr. Notes, 6.125%, 2/15/21	1,455	1,480,463
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	1,025	981,438
Concho Resources, Inc., Sr. Notes, 5.50%, 4/1/23	1,765	1,857,662
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	1,340	1,477,350
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,767,275
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	6,160	6,506,500
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22	1,940	2,051,550
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	670	757,100
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes, 6.50%, 11/1/22(1)	2,775	2,726,437
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	1,639	1,864,362
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,263,500
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	3,950	4,285,750
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	2,880	3,196,800
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 7.75%, 9/1/22(1)	795	826,800
EPL Oil & Gas, Inc., Sr. Notes, 8.25%, 2/15/18(1)	1,690	1,681,550
Forest Oil Corp., Sr. Notes, 7.50%, 9/15/20(1)	2,255	2,311,375
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	530	567,100
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	2,908	3,053,400
Halcon Resources Corp., Sr. Notes, 8.875%, 5/15/21(1)	1,125	1,143,281
Halcon Resources Corp., Sr. Notes, 9.75%, 7/15/20(1)	2,155	2,284,300
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17	800	880,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	1,710	1,872,450
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	575	606,625
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	3,420	3,744,900
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22	2,030	2,222,850
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	2,190	2,354,250
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	2,585	2,765,950
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	890	945,625
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	2,920	3,109,800

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Offshore Group Investment, Ltd., Sr. Notes, 7.50%, 11/1/19(1)	$2,240	$2,217,600
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	1,785	1,566,338
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	1,665	1,777,388
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	115	121,325
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	1,640	1,681,000
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,717,148
Plains Exploration & Production Co., Sr. Notes, 6.875%, 2/15/23	4,495	4,495,000
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	2,210	2,348,125
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	1,000	1,075,000
QEP Resources, Inc., Sr. Notes, 5.25%, 5/1/23	1,685	1,765,038
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	1,580	1,749,850
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	1,015	1,125,381
Sabine Pass LNG, LP, Sr. Notes, 6.50%, 11/1/20(1)	2,260	2,313,675
Seadrill, Ltd., Sr. Notes, 5.625%, 9/15/17(1)	5,920	5,949,600
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	3,445	3,703,375
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	350	350,655
SM Energy Co., Sr. Notes, 6.50%, 1/1/23	1,685	1,769,250
Tesoro Corp., Sr. Notes, 5.375%, 10/1/22	2,255	2,362,112
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,314,325
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	540	548,100
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	715	766,838
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	3,160	3,397,000

		$123,228,784

Entertainment / Film — 0.5%
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	$695	$769,713
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	743	830,302
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	545	602,225
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	2,190	2,441,850

		$4,644,090

Environmental — 0.5%
ADS Waste Holdings, Inc., Sr. Notes, 8.25%, 10/1/20(1)	$1,145	$1,187,937
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	195	192,075
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20(1)	1,085	1,117,550
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	1,970	2,152,761

		$4,650,323

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco — 2.0%
Alphabet Holding Co., Inc., Sr. Notes, 7.75%, 11/1/17(1)(3)	$2,810	$2,841,612
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	2,157	1,754,166
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	4,908,000
Constellation Brands, Inc., Sr. Notes, 4.625%, 3/1/23	1,580	1,617,525
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	1,445	1,647,300
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	1,130	1,086,213
Michael Foods Group, Inc., Sr. Notes, 9.75%, 7/15/18	2,695	3,011,662
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	2,155	2,262,750

		$19,129,228

Gaming — 4.8%
Boyd Acquisition Sub, LLC/Boyd Acquisition Finance Corp., Sr. Notes, 8.375%, 2/15/18(1)	$1,065	$1,094,288
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	5,755	2,071,800
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,080	788,400
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	550	528,688
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	7,170	5,951,100
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	3,695	3,639,575
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,582,812
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	679	666,269
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	855	882,788
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,404,500
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	2,110	2,194,400
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	2,820	2,929,275
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	761,600
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,473,019
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,495,125
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,019	1,923,097
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,737,450
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	3,130	2,351,412
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,195	1,253,256
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	2,880	3,258,000
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	801,806

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	$3,605	$3,298,575
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	3,140	1,701,655

		$45,788,890

Health Care — 9.6%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,436,987
Air Medical Group Holdings, Inc., Sr. Notes, 9.25%, 11/1/18	1,530	1,656,225
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,290	1,351,275
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	584,375
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	1,730	1,781,900
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	2,485	2,575,081
CDRT Holding Corp., Sr. Notes, 9.25%, 10/1/17(1)(3)	1,755	1,693,575
Community Health Systems, Inc., Sr. Notes, 5.125%, 8/15/18	2,605	2,709,200
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	2,685	2,842,744
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	3,420	3,727,800
DaVita HealthCare Partners, Inc., Sr. Notes, 5.75%, 8/15/22	4,640	4,872,000
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	1,445	1,549,763
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 6.25%, 10/15/19(1)	1,685	1,710,275
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	1,300	1,384,500
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	1,305	1,415,925
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	1,200	1,296,000
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	555	602,175
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	1,510	1,596,825
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	1,260	1,346,625
HCA, Inc., 9.875%, 2/15/17	1,427	1,534,025
HCA, Inc., Sr. Notes, 5.875%, 5/1/23	1,130	1,144,125
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	1,530	1,717,425
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	5,415	5,766,975
IMS Health, Inc., Sr. Notes, 6.00%, 11/1/20(1)	1,710	1,744,200
INC Research, LLC., Sr. Notes, 11.50%, 7/15/19(1)	1,145	1,156,450
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	3,630	3,884,100
Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	1,765	1,703,225

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	$2,800	$3,094,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,190	1,282,225
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,275,750
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,661,000
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	2,010,250
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	1,290	1,546,388
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,660,000
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	570	537,225
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	545	587,919
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,499,625
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	545	588,600
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20	1,775	1,952,500
Valeant Pharmaceuticals International, Sr. Notes, 6.375%, 10/15/20(1)	2,300	2,426,500
VPI Escrow Corp., Sr. Notes, 6.375%, 10/15/20(1)	2,875	3,040,312
VWR Funding, Inc., Sr. Notes, 7.25%, 9/15/17(1)	3,140	3,210,650
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	2,225	2,358,500

		$90,515,219

Homebuilders / Real Estate — 1.0%
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$2,625	$2,861,250
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	5,470	6,112,725

		$8,973,975

Insurance — 0.4%
Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$1,500	$1,554,000
Hub International, Ltd., Sr. Notes, 8.125%, 10/15/18(1)	1,540	1,590,050
USI Holdings Corp., Sr. Notes, 4.185%, 11/15/14(1)(2)	785	765,375

		$3,909,425

Leisure — 1.4%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$1,735	$1,925,850
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	2,615	3,007,250
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	607,225
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,515,906
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	707,250
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	3,180	3,319,125
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	700	763,000
Viking Cruises, Ltd., Sr. Notes, 8.50%, 10/15/22(1)	1,370	1,421,375

		$13,266,981

Security	Principal Amount (000’s omitted)	Value

Metals / Mining — 3.3%
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	$1,630	$1,735,950
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	4,030	4,090,450
IAMGOLD Corp., Sr. Notes, 6.75%, 10/1/20(1)	2,870	2,870,000
Molycorp, Inc., Sr. Notes, 10.00%, 6/1/20(1)	2,265	2,191,387
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	905	963,825
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	1,025	1,119,813
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	2,645	2,929,337
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18	4,420	4,607,850
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21	1,790	1,857,125
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	1,085	1,144,675
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	3,859,500
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,495,875
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	1,315	1,351,163

		$31,216,950

Paper — 0.8%
Boise Cascade, LLC/Boise Cascade Finance Corp., Sr. Notes, 6.375%, 11/1/20(1)	$340	$345,950
Boise Paper Holdings, LLC/Boise Co-Issuer Co., Sr. Notes, 8.00%, 4/1/20	545	599,500
Boise Paper Holdings, LLC/Boise Finance Co., Sr. Notes, 9.00%, 11/1/17	2,200	2,431,000
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,979,689
Smurfit Kappa Acquisitions, Sr. Notes, 4.875%, 9/15/18(1)	1,255	1,259,706

		$7,615,845

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$847,488

		$847,488

Restaurants — 0.6%
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	$3,030	$3,495,862
Ruby Tuesday, Inc., Sr. Notes, 7.625%, 5/15/20(1)	2,310	2,203,163

		$5,699,025

Services — 5.5%
Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$930	$953,259
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19	520	570,050

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Services (continued)
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	$2,550	$2,916,562
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	2,235	2,346,750
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	4,475	3,512,875
HDTFS, Inc., Sr. Notes, 6.25%, 10/15/22(1)	1,130	1,151,188
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	20	21,800
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	13,780	13,642,200
Laureate Education, Inc., Sr. Sub Notes, 12.75%, 8/15/17(1)	5,130	5,437,800
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	222,000
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	1,330	1,542,800
ServiceMaster Co., Sr. Notes, 7.00%, 8/15/20(1)	2,345	2,380,175
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	1,185	1,250,175
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	597,600
TransUnion Holding Co., Inc., Sr. Notes, 8.125%, 6/15/18(1)(3)	2,335	2,358,350
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18	3,710	3,941,875
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	3,775	4,397,875
UR Merger Sub Corp., Sr. Notes, 7.375%, 5/15/20(1)	4,060	4,410,175

		$51,653,509

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,880	$1,917,600

		$1,917,600

Super Retail — 5.2%
Claire’s Stores, Inc., Sr. Notes, 9.00%, 3/15/19(1)	$1,530	$1,604,587
Dollar General Corp., Sr. Notes, 4.125%, 7/15/17	760	798,000
Dufry Finance SCA, Sr. Notes, 5.50%, 10/15/20(1)	1,770	1,809,825
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	6,260	6,807,750
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	3,885	4,210,369
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	5,170	5,939,037
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	3,620	4,402,825
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18(1)	1,130	1,218,988
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	2,525	2,723,844
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	1,175	1,229,344
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	1,615	1,687,675
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	2,705	2,887,587
Petco Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	3,945	4,374,019
Petco Holdings, Inc., Sr. Notes, 8.50%, 10/15/17(1)(3)	4,590	4,630,162
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	4,745	5,094,944

		$49,418,956

Security	Principal Amount (000’s omitted)	Value

Technology — 3.4%
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	$3,050	$2,729,750
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	3,485	3,110,362
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	708,900
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	929,813
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,418,075
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	2,930	3,047,200
First Data Corp., Sr. Notes, 10.55%, 9/24/15	2,217	2,283,062
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19	2,720	3,019,200
Lender Processing Services, Inc., Sr. Notes, 5.75%, 4/15/23	1,690	1,795,625
NCR Corp., Sr. Notes, 5.00%, 7/15/22(1)	1,355	1,390,569
Nuance Communications, Inc., Sr. Notes, 5.375%, 8/15/20(1)	2,600	2,665,000
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	3,435	3,606,750
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes, 11.125%, 6/1/18	5,265	5,929,706

		$32,634,012

Telecommunications — 6.5%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$2,080	$2,339,276
Crown Castle International Corp., Sr. Notes, 5.25%, 1/15/23(1)	2,250	2,337,188
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(1)	1,210	1,349,150
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	3,255	3,531,675
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,153,400
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,486,856
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	3,430	3,687,250
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	2,210	2,353,650
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	5,601	5,915,825
iPCS, Inc., 3.695%, 5/1/14(2)(3)	1,010	1,010,000
Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	3,820	3,834,325
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	1,511	1,516,666
SBA Communications Corp., Sr. Notes, 5.625%, 10/1/19(1)	2,260	2,305,200
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	1,915	1,998,781
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	497	557,883
Sprint Capital Corp., Sr. Notes, 8.75%, 3/15/32	1,255	1,487,175
Sprint Nextel Corp., Sr. Notes, 7.00%, 8/15/20	3,255	3,584,569
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	6,995	8,656,312
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17	1,140	1,345,200

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	$4,060	$4,526,900
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	3,103	2,540,859
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	2,445	2,655,881

		$61,174,021

Textiles / Apparel — 0.4%
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$3,385	$3,918,598

		$3,918,598

Transportation Ex Air / Rail — 0.5%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,154,088
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,126,950

		$4,281,038

Utilities — 3.1%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	$3,315	$3,555,337
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,183	6,754,927
DPL, Inc., Sr. Notes, 6.50%, 10/15/16	1,910	2,081,900
DPL, Inc., Sr. Notes, 7.25%, 10/15/21	5,250	5,945,625
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	3,255	1,651,913
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes, 6.875%, 8/15/17(1)	745	758,038
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	2,090	2,299,000
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	3,315	3,671,362
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	397,750
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,638,800

		$29,754,652

Total Corporate Bonds & Notes (identified cost $763,379,507)		$796,721,313

Senior Floating-Rate Interests — 7.5%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.2%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,679	$1,719,782

		$1,719,782

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable / Satellite TV — 0.1%
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/17/18	$698	$705,787

		$705,787

Chemicals — 0.6%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$1,990	$2,022,337
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	2,289	2,323,773
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	1,443	1,482,426

		$5,828,536

Consumer Products — 0.4%
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	$3,798	$3,811,441

		$3,811,441

Diversified Financial Services — 0.3%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$2,400	$2,425,999

		$2,425,999

Energy — 0.4%
Chesapeake Energy Corp., Term Loan, 8.50%, Maturing 12/1/17	$1,622	$1,627,565
Everest Acquisition, LLC, Term Loan, 5.00%, Maturing 5/24/18	2,000	2,018,126

		$3,645,691

Environmental — 0.4%
ADS Waste Holdings, Term Loan, 5.25%, Maturing 9/11/19	$3,700	$3,738,928

		$3,738,928

Food / Beverage / Tobacco — 0.3%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$3,260	$3,259,781

		$3,259,781

Gaming — 0.4%
Peninsula Gaming, LLC, Term Loan, Maturing 8/3/17(7)	$4,000	$4,055,000

		$4,055,000

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 0.7%
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	$1,995	$2,020,145
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	4,400	4,455,000

		$6,475,145

Metals / Mining — 0.9%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$8,600	$8,578,500

		$8,578,500

Services — 0.5%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$2,700	$2,733,750
Education Management LLC, Term Loan, 4.38%, Maturing 6/1/16	1,981	1,670,163

		$4,403,913

Super Retail — 0.7%
BJ’s Wholesale Club, Inc., Term Loan, 5.75%, Maturing 9/26/19	$1,900	$1,922,760
BJ’s Wholesale Club, Inc., Term Loan - Second Lien, 9.75%, Maturing 3/26/20	900	920,925
Party City Holdings, Inc., Term Loan, 5.75%, Maturing 7/26/19	4,200	4,245,675

		$7,089,360

Technology — 0.0%(8)
First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	$71	$70,933

		$70,933

Telecommunications — 1.0%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$1,200	$1,207,500
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	2,000	2,016,750
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	1,025	1,062,438
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,337,500

		$9,624,188

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	$523	$502,005
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	1,170	1,123,545
CEVA Group PLC, Term Loan, 5.36%, Maturing 8/31/16	590	566,314

		$2,191,864

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities — 0.4%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$5,240	$3,540,465

		$3,540,465

Total Senior Floating-Rate Interests (identified cost $71,062,585)		$71,165,313

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.3%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,219,587

		$3,219,587

Services — 0.0%(8)
Mood Media Corp., 10.00%, 10/31/15(5)(9)	$37	$38,332

		$38,332

Total Convertible Bonds (identified cost $3,771,613)		$3,257,919

Common Stocks — 1.9%

Security	Shares	Value

Building Materials — 0.6%
Panolam Holdings Co.(5)(9)(10)	3,117	$5,502,066

		$5,502,066

Chemicals — 0.6%
LyondellBasell Industries NV, Class A	100,000	$5,339,000

		$5,339,000

Consumer Products — 0.0%(8)
HF Holdings, Inc.(5)(9)(10)	13,600	$158,576

		$158,576

Energy — 0.1%
SemGroup Corp.(10)	16,378	$632,846

		$632,846

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Gaming — 0.3%
Greektown Superholdings, Inc.(10)	892	$45,492
Las Vegas Sands Corp.	54,500	2,530,980

		$2,576,472

Super Retail — 0.3%
GNC Holdings, Inc., Class A	57,157	$2,210,261
Sally Beauty Holdings, Inc.(10)	50,000	1,204,000

		$3,414,261

Total Common Stocks (identified cost $11,064,669)		$17,623,221

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$933,620

		$933,620

Total Convertible Preferred Stocks (identified cost $1,085,100)		$933,620

Preferred Stocks — 0.4%

Security	Shares	Value

Banks and Thrifts — 0.4%
GMAC Capital Trust I, 8.125% to 2/15/16(11)	129,800	$3,392,972

		$3,392,972

Total Preferred Stocks (identified cost $3,273,233)		$3,392,972

Miscellaneous — 0.0%(8)

Security	Shares	Value

Cable / Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(10)	3,555,000	$31,106
Adelphia, Inc., Escrow Certificate(10)	7,585,000	66,369
Adelphia Recovery Trust(5)(10)	10,758,837	0

		$97,475

Security	Shares	Value

Energy — 0.0%(8)
SemGroup Corp., Escrow Certificate(10)	6,330,000	$284,850

		$284,850

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(9)(10)	5,410	$36,518

		$36,518

Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(10)	705,000	$17,625

		$17,625

Total Miscellaneous (identified cost $9,891,232)		$436,468

Warrants — 1.4%

Security	Shares	Value

Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(10)	17,240	$259,548

		$259,548

Food / Beverage / Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$48,300

		$48,300

Gaming — 1.4%
Peninsula Gaming, LLC, Convertible Preferred Membership Interests(5)(9)(10)	25,351	$8,872,920
PGP Investors, LLC, Membership Interests(5)(9)(10)	11,429	4,000,000

		$12,872,920

Publishing / Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(9)(10)	17,588	$0

		$0

Total Warrants (identified cost $4,000,172)		$13,180,768

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Portfolio of Investments — continued

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$16,680	$16,680,162

Total Short-Term Investments (identified cost $16,680,162)		$16,680,162

Total Investments — 97.5% (identified cost $884,208,273)		$923,391,756

Other Assets, Less Liabilities — 2.5%		$23,926,419

Net Assets — 100.0%		$947,318,175

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $357,484,311 or 37.7% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after October 31, 2012, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Restricted security (see Note 5).

(10)	Non-income producing security.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.
(12)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Unaffiliated investments, at value (identified cost, $867,528,111)	$906,711,594
Affiliated investment, at value (identified cost, $16,680,162)	16,680,162
Cash	209,325
Restricted cash*	252,988
Interest receivable	16,626,173
Interest receivable from affiliated investment	2,944
Receivable for investments sold	26,430,108
Receivable for open swap contracts	947,678
Premium paid on open swap contracts	303,299
Miscellaneous receivable	222,285
Total assets	$968,386,556

Liabilities
Payable for investments purchased	$20,342,945
Payable for open swap contracts	30,697
Premium received on open swap contracts	174,613
Payable to affiliates:
Investment adviser fee	400,045
Trustees’ fees	3,015
Accrued expenses	117,066
Total liabilities	$21,068,381
Net Assets applicable to investors’ interest in Portfolio	$947,318,175

Sources of Net Assets
Investors’ capital	$907,217,711
Net unrealized appreciation	40,100,464
Total	$947,318,175

*	Represents restricted cash on deposit at the custodian for open swap contracts.

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest and other income	$66,971,990
Dividends (net of foreign taxes, $18,582)	850,628
Interest allocated from affiliated investment	43,914
Expenses allocated from affiliated investment	(5,973)
Total investment income	$67,860,559

Expenses
Investment adviser fee	$4,597,545
Trustees’ fees and expenses	36,104
Custodian fee	264,582
Legal and accounting services	96,321
Miscellaneous	28,048
Total expenses	$5,022,600
Deduct —
Reduction of custodian fee	$284
Total expense reductions	$284

Net expenses	$5,022,316

Net investment income	$62,838,243

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,932,166
Investment transactions allocated from affiliated investment	599
Swap contracts	(57,900)
Net realized gain	$6,874,865
Change in unrealized appreciation (depreciation) —
Investments	$39,057,381
Swap contracts	1,346,663
Net change in unrealized appreciation (depreciation)	$40,404,044

Net realized and unrealized gain	$47,278,909

Net increase in net assets from operations	$110,117,152

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$62,838,243	$68,383,991
Net realized gain (loss) from investment transactions, securities sold short and swap contracts	6,874,865	(16,354,565)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	40,404,044	(1,758,985)
Net increase in net assets from operations	$110,117,152	$50,270,441
Capital transactions —
Contributions	$97,628,296	$185,626,627
Withdrawals	(127,424,451)	(221,059,169)
Net decrease in net assets from capital transactions	$(29,796,155)	$(35,432,542)

Net increase in net assets	$80,320,997	$14,837,899

Net Assets
At beginning of year	$866,997,178	$852,159,279
At end of year	$947,318,175	$866,997,178

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.56%	0.60%	0.64%	0.79%	0.70%
Net investment income	7.06%	7.67%	8.65%	11.34%	9.38%
Portfolio Turnover	76%	78%	79%	72%	48%

Total Return	13.20%	5.90%	19.52%	38.97%	(29.08)%

Net assets, end of year (000’s omitted)	$947,318	$866,997	$852,159	$710,856	$480,061

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 51.8%, 19.1%, 22.8% and 3.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

34

High Income Opportunities Portfolio

October 31, 2012

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of

35

High Income Opportunities Portfolio

October 31, 2012

Notes to Financial Statements — continued

the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $4,597,545 or 0.52% of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $700,575,280 and $645,354,977, respectively, for the year ended October 31, 2012.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$887,522,227

Gross unrealized appreciation	$62,388,349
Gross unrealized depreciation	(26,518,820)

Net unrealized appreciation	$35,869,529

5  Restricted Securities

At October 31, 2012, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Convertible Bonds
Mood Media Corp.	7/30/12	$37,000	$0	$38,332

Total Convertible Bonds			$0	$38,332

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$158,576
Panolam Holdings Co.	12/30/09	3,117	1,712,791	5,502,066

Total Common Stocks			$2,443,241	$5,660,642

36

High Income Opportunities Portfolio

October 31, 2012

Notes to Financial Statements — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$36,518

Total Miscellaneous			$94,675	$36,518

Warrants
Peninsula Gaming, LLC, Convertible Preferred Membership Interests	7/8/99	25,351	$0	$8,872,920
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0	0

Total Warrants			$4,000,000	$12,872,920

Total Restricted Securities			$6,537,916	$18,608,412

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$34,932	$26,897	$61,829
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	60,751	72,685	133,436
Citibank NA	Meritor, Inc.	B3/B-	1,745	5.00	(1)	6/20/15	(90,218)	61,974	(28,244)
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	125,703	(1,667)	124,036
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	134,019	(37,648)	96,371
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	134,019	(67,379)	66,640
Deutsche Bank	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	263,976	(87,893)	176,083
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	134,019	(43,602)	90,417
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	263,976	(65,110)	198,866
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	300	5.00	(1)	6/20/15	(15,510)	13,057	(2,453)

Total			$13,695				$1,045,667	$(128,686)	$916,981

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $13,695,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

37

High Income Opportunities Portfolio

October 31, 2012

Notes to Financial Statements — continued

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At October 31, 2012, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $30,697.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $947,678, with the highest amount from any one counterparty being $339,094. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at October 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Credit default swap contracts	$1,151,395	(1)	$(105,728	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Premium paid/received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the year ended October 31, 2012 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Credit default swap contracts	$(57,900	)(1)	$1,346,663	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the year ended October 31, 2012, which is indicative of the volume of this derivative type, was approximately $33,582,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

8  Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

38

High Income Opportunities Portfolio

October 31, 2012

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$795,019,658	$1,701,655	$796,721,313
Senior Floating-Rate Interests	—	71,165,313	—	71,165,313
Convertible Bonds	—	3,219,587	38,332	3,257,919
Common Stocks	11,917,087	45,492	5,660,642	17,623,221
Convertible Preferred Stocks	933,620	—	—	933,620
Preferred Stocks	3,392,972	—	—	3,392,972
Miscellaneous	—	436,468	0	436,468
Warrants	—	307,848	12,872,920	13,180,768
Short-Term Investments	—	16,680,162	—	16,680,162

Total Investments	$16,243,679	$886,874,528	$20,273,549	$923,391,756
Credit Default Swaps	$—	$1,151,395	$—	$1,151,395

Total	$16,243,679	$888,025,923	$20,273,549	$924,543,151

Liability Description
Credit Default Swaps	$—	$(105,728)	$—	$(105,728)

Total	$—	$(105,728)	$—	$(105,728)

39

High Income Opportunities Portfolio

October 31, 2012

Notes to Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Investments in Warrants	Total

Balance as of October 31, 2011	$2,176,783	$—	$9,929,384	$182,028	$2,307,466	$14,595,661
Realized gains (losses)	(5,194,283)	—	8,779,712	(93,725)	—	3,491,704
Change in net unrealized appreciation (depreciation)*	5,356,152	38,332	(3,025,207)	(152,856)	6,565,454	8,781,875
Cost of purchases(1)	—	0	—	—	4,000,000	4,000,000
Proceeds from sales(1)	(641,446)	—	(10,023,247)	—	—	(10,664,693)
Accrued discount (premium)	4,449	—	—	—	—	4,449
Transfers to Level 3**	—	—	—	64,553	—	64,553
Transfers from Level 3**	—	—	—	—	—	—

Balance as of October 31, 2012	$1,701,655	$38,332	$5,660,642	$0	$12,872,920	$20,273,549

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2012*	$(108,335)	$38,332	$2,932,367	$(64,553)	$6,565,454	$9,363,265

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurements of the Portfolio’s Level 3 securities are outlined below:

Asset	($ in thousands)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Corporate Bonds & Notes	1,702	Discounted cash flow	Yield	15% – 25% (20%)
			Probability of default	50% – 100% (100%)
			Loss severity	10% – 50% (20%)
Convertible Bonds	38	Market comparable bond pricing model	Spread	1% – 3% (2%)
			Discount for lack of marketability	10% – 25% (15%)
Common Stocks	5,661	Market comparable companies	EBITDA multiple	3.8 – 12.2 (7.8)
			Discount for lack of marketability	10% – 25% (15%)
Warrants	12,873	Consensus pricing	Share tender offered quote	$350
			Discount for lack of marketability	0% – 10% (0%)

EBITDA - Earnings Before Interest, Taxes, Depreciation and Amortization

For the unobservable inputs listed in the table above, a significant increase in the loss severity or discount for lack of marketability, or a decrease in the tender price offered could result in a decrease to the fair value measurement. A significant increase in EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

40

High Income Opportunities Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (“the Portfolio”), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2012, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2012

41

Eaton Vance

High Income Opportunities Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

42

Eaton Vance

High Income Opportunities Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Michael W. Weilheimer 1961	President of the Portfolio	Since 2002	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

43

Eaton Vance

High Income Opportunities Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446-12/12 HISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$75,980	$79,080
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,090	$13,440
All Other Fees(3)	$0	$0

Total	$89,070	$92,520

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/11	10/31/12
Registrant	$13,090	$13,440
Eaton Vance(1)	$266,431	$566,619

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 18, 2012

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 18, 2012